Financial instruments - Sensitivity Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Fair value, asset	$ 40,693	$ 29,264
Royal Gold deliverables
Statement Line Items [Line Items]
Fair value, asset	1,389
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	6,354
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	(3,565)
Copper contracts
Statement Line Items [Line Items]
Fair value, asset	12,147
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	4,565
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	21,566
Fuel contracts
Statement Line Items [Line Items]
Fair value, asset	2,923
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	4,152
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	1,904
Foreign exchange contracts
Statement Line Items [Line Items]
Fair value, liability	(17,918)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	31,535
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (60,751)